Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Debt

Note 4 – Debt

Promissory Notes Payable and Promissory Notes Payable - Related Party

During the year ended December 31, 2025:

One (1) promissory note agreement was extended to July 31, 2025, to October 31, 2025, and to January 31, 2026, increasing principal to $61,376. A total of 3,598 shares of common stock were issued as additional consideration for the 2025 extensions. During the six months ended June 30, 2026, the note was extended to June 30, 2026, increasing principal to $69,048. A total of 4,016 shares of common stock were issued as additional consideration for the extension. The loss generated by the note extension during 2026 was $7,672, and during 2025 was $15,263. The outstanding principal balance was $69,048 as of June 30, 2026. Accrued interest as of June 30, 2026, was $11,446.

The note issued to the related party was extended to July 31, 2025, to October 31, 2025, and to January 31, 2026, increasing principal to $976,204. A total of 56,510 shares of common stock were issued as additional consideration for the 2025 extensions. During the quarter ended December 31, 2025, the noteholder sold $145,000 of the value of his promissory note to two noteholders, of which $70,000 was to a related party. The outstanding principal balance was $831,204 as of December 31, 2025. During the six months ended June 30, 2026, the note was extended to June 30, 2026, increasing principal to $901,354. A total of 52,748 shares of common stock were issued as additional consideration for the extension. During the six months ended June 30, 2026, the noteholder sold $382,500 of the value of his promissory note to three noteholders, of which $30,000 was to a related party. The related party was issued a new promissory note for the remaining balance of his note of $473,854. Accrued interest as of June 30, 2026, was $150,525. The loss generated by the note extensions during 2026 was $100,150, and during 2025 was $242,767.

The note holding the principal of $139,817 and issued to the holder not affiliated with the Company was extended to July 31, 2025, to October 31, 2025, and to January 31, 2026, increasing principal to $186,096. A total of 10,797 shares of common stock were issued as additional consideration for the 2025 extensions. The outstanding principal balance was $186,096 as of December 31, 2025. During the six months ended June 30, 2026, the note was extended to June 30, 2026, increasing principal to $209,358. A total of 12,048 shares of common stock were issued as additional consideration for the extension. Accrued interest as of June 30, 2026, was $32,460. The loss generated by the note extension during 2026 was $23,262, and during 2025 was $46,279.

The note issued to the related party was extended to July 31, 2025, and to October 31, 2025, increasing principal to $119,909. On September 30, 2025, the noteholder sold $75,000 of the value of his promissory note to another related party. On October 31, 2025, the note was extended to January 31, 2026, increasing principal to $49,399. A total of 5,651 shares of common stock were issued as additional consideration for the 2025 extensions. The outstanding principal balance was $49,399 as of December 31, 2025. During the six months ended June 30, 2026, the note was extended to June 30, 2026, increasing principal to $55,574. A total of 3,421 shares of common stock were issued as additional consideration for the extension. Accrued interest as of June 30, 2026, was $12,496. The loss generated by the note extension during 2026 was $6,175, and during 2025 was $25,301.

The Company entered into 4 promissory note agreements in the aggregate amount of $230,000, of which $155,000 was with related parties. One note was extended to January 31, 2026, increasing principal to $82,500. A total of 1,816 shares of common stock were issued as additional consideration for the extension. All notes were due on January 31, 2026. The outstanding principal balance was $237,500 as of December 31, 2025. During the six months ended June 30, 2026, the notes were extended to June 30, 2026, increasing principal to $267,188. A total of 13,981 shares of common stock were issued as additional consideration for the extensions. Accrued interest as of June 30, 2026, was $17,094. The loss generated by the note extensions during 2026 was $29,688, and during 2025 was $7,500.

During the six months ended June 30, 2026, the Company entered into 9 promissory note agreements in the aggregate amount of $1,126,354 , of which $548,854  was with related parties. Of the total, $270,000  was received in cash and $856,354 was issued with no cash proceeds (re-issued or deducted from prior notes). The notes bear 10% interest per annum. Two (2) notes were extended to June 30, 2026, increasing principal from $80,000 to $90,000. A total of 4,608 shares of common stock were issued as additional consideration for the extensions . Eight notes are due on June 30, 2026, one note is due on December 31, 2026 . The outstanding principal balance was $1,136,354 as of June 30, 2026 (of which $552,604 was with related parties ). Accrued interest as of June 30, 2026, was $13,227. The loss generated by the note extensions during 2026 was $10,000.

Convertible Notes Payable and Convertible Notes Payable – Related Party

The Convertible Notes provide for a maturity of 12-months; 7.5% interest per annum; and no right to prepay during the first 6-months after the date of issuance (the “Issuance Date”). The Convertible Notes are convertible into shares of common stock of the Company (the “Conversion Shares”) as follows:

(a) The Convertible Notes automatically convert into Conversion Shares upon the shares of the Company’s common stock being listed on a higher exchange due to the (i) pricing and funding of an S-1 registration statement; or, (ii) the closing of a transaction resulting in the uplist (either, a “Triggering Transaction”). The conversion price for the Conversion Shares in an automatic conversion shall be equal to:

(1) 75% of the price under the Triggering Transaction if within 120-days of the Issuance Date;

(2) 70% of the price under the Triggering Transaction if within 121 to 150-days of the Issuance Date;

(3) 65% of the price under the Triggering Transaction if more than 150-days of the Issuance Date.

(b) The Purchasers have the right to convert into Conversion Shares, in whole or in part, at any time after 180-days following the Issuance Date. The conversion price for the Conversion Shares in a voluntary conversion shall be equal to 65% of the volume weighted average price for the Company’s common stock during the 20-consecutive trading days preceding the conversion.

During the year ended December 31, 2024:

Notes with six investors not affiliated with the Company were amended with an increase in principal from $1,950,000 to $3,394,584, an increase in interest rate from 7.5% to 10%, and extended until March 31, 2025. During the year ended December 31, 2025, the notes were extended to July 31, 2025, to October 31, 2025, and to January 31, 2026, increasing principal to $4,518,191. A total of 266,052 shares of common stock were issued as additional consideration for the 2025 extensions. The outstanding principal balance was $4,518,191 as of December 31, 2025. During Q1 2026, one noteholder sold $525,000 of the value of his promissory note to another holder not affiliated with the Company. During the six months ended June 30, 2026, the notes were extended to June 30, 2026, increasing principal to $4,492,340. A total of 266,298 shares of common stock were issued as additional consideration for the extensions. As of June 30, 2026, total principal and accrued interest on these six notes totaled $4,492,340 and $840,860, respectively. The loss generated by the note extensions during 2026 was $499,149, and during 2025 was $1,123,607.

Conditions of the note with one (1) purchaser not affiliated with the Company were amended several times (once under the MFN provision) resulting in an increase in principal from $50,000 to $118,670, an increase in interest rate from 7.5% to 10%, and extended until January 31, 2026. During the year ended December 31, 2025, the note was extended to July 31, 2025, to October 31, 2025, and to January 31, 2026. Additionally, the Company issued 3,567 shares of common stock in compliance with the MFN terms and 8,275 shares of common stock were issued as additional consideration for the note extensions. The outstanding principal balance was $118,670 as of December 31, 2025. During the six months ended June 30, 2026, the note was extended to June 30, 2026, increasing principal to $133,503. A total of 7,789 shares of common stock were issued as additional consideration for the extension. Accrued interest as of June 30, 2026, was $22,549. The loss generated by the note extension during 2026 was $14,834, and during 2025 was $29,511.

The Company entered into ten convertible promissory note agreements in the aggregate amount of $736,511, of which $447,787 was with related parties. During 2024, conditions of the notes were amended under the MFN provision resulting in an increase in principal to $1,047,321 (of which $631,811 was with related parties) and extended until March 31, 2025. During the year ended December 31, 2025, the notes were extended to July 31, 2025, to October 31, 2025, and to January 31, 2026, increasing principal to $1,393,983 (of which $840,940 was with related parties). A total of 81,751 shares of common stock were issued as additional consideration for the 2025 extensions. The outstanding principal balance was $1,393,983 as of December 31, 2025. During the six months ended June 30, 2026, the notes were extended to June 30, 2026, increasing principal to $1,568,231. A total of 91,295 shares of common stock were issued as additional consideration for the extensions. Accrued interest as of June 30, 2026, was $261,333. The loss generated by the note extensions during 2026 was $174,248, and during 2025 was $346,662. (Related Party: $840,940 of original principal)

During the year ended December 31, 2025:

The Company entered into five convertible promissory note agreements in the aggregate amount of $105,000, of which $80,000 was with related parties. During 2025, the notes were extended to July 31, 2025, to October 31, 2025, and to January 31, 2026, increasing principal to $139,755 (of which $106,480 was with related parties). A total of 7,829 shares of common stock were issued as additional consideration for the 2025 extensions. The outstanding principal balance was $139,755 as of December 31, 2025. During the six months ended June 30, 2026, the notes were extended to June 30, 2026, increasing principal to $157,224 (of which $119,790 was with related parties). A total of 8,710 shares of common stock were issued as additional consideration for the extensions. Accrued interest as of June 30, 2026, was $18,464. The loss generated by the note extensions during 2026 was $17,469, and during 2025 was $34,755.

The Company entered into seven convertible promissory note agreements in the aggregate amount of $245,000, of which $50,000 was with a related party. On July 31, 2025, the notes were extended to October 31, 2025, and on October 31, 2025, to January 31, 2026, increasing principal to $296,450 (of which $60,500 was with a related party). A total of 12,812 shares of common stock were issued as additional consideration for the 2025 extensions. The outstanding principal balance was $296,450 as of December 31, 2025. During the six months ended June 30, 2026, the notes were extended to June 30, 2026, increasing principal to $333,506 (of which $68,063 was with a related party). A total of 18,203 shares of common stock were issued as additional consideration for the extensions. Accrued interest as of June 30, 2026, was $34,420. The loss generated by the note extensions during 2026 was $37,056, and during 2025 was $51,450.

The Company entered into seven short-term convertible promissory note agreements in the aggregate amount of $424,921, of which $299,921 was with related parties. Conditions of five notes were amended under the MFN provision resulting in an increase in principal. On October 31, 2025, the notes were extended to January 31, 2026. Note amendments under the MFN provision and extensions resulted in an increase in principal to $480,143 (of which $331,643 was with related parties). A total of 4,961 shares of common stock were issued as additional consideration for the 2025 extensions. The outstanding principal balance was $480,143 as of December 31, 2025. During the six months ended June 30, 2026, the notes were extended to June 30, 2026, increasing principal to $540,161 (of which $373,098 was with related parties). A total of 28,550 shares of common stock were issued as additional consideration for the extensions. Accrued interest as of June 30, 2026, was $39,585. The loss generated by the note extensions during 2026 was $60,018, and during 2025 was $55,221.

During the six months ended June 30, 2026:

One noteholder sold $525,000 of the value of his promissory note to another holder not affiliated with the Company. On the same day, the noteholder distributed $152,000 of principal to another 4 holders, creating 4 new convertible notes of $38,000 each. The Convertible Notes bear 10% interest per annum and were initially due January 31, 2026. On January 31, 2026, the five notes were extended to June 30, 2026, increasing principal to $590,625. A total of 30,399 shares of common stock were issued as additional consideration for the extensions. Accrued interest as of June 30, 2026, was $28,984. The loss generated by the note extensions during 2026 was $65,625.

The noteholder sold $75,000 of the value of his promissory note to another holder not affiliated with the Company, creating 2 new convertible notes. The Convertible Notes bear 10% interest per annum and are due June 30, 2026. As of June 30, 2026, total principal and accrued interest on these two notes totaled $75,000 and $174, respectively.

Scheduled maturities of debt remaining as of June 30, 2026, for each respective fiscal year end are as follows:

2026	9,628,113
Total	$9,628,113

Note 4 – Debt

Promissory Notes Payable and Promissory Notes Payable - Related Party

In 2014 and 2016, the Company issued two promissory notes in the total principal amount of $70,000; a $40,000 Note issued Dec 19, 2014; and a $30,000 Note issued on March 29, 2016. Each note had a one-year maturity date; was governed by California law; bears interest at 10% per annum; and requires notice from the holder in order for the respective Note to be in default. The holder of each Note has failed to provide a notice of default under either Note. Further, enforceability of each Note is uncertain as California law has a 6-year statute of limitations (commences on the maturity date) to initiate a collection action on a note. At December 31, 2023, neither of the Notes was in default and the balance outstanding was $70,000.

During the year ended December 31, 2016, the Company issued two additional unsecured promissory notes and borrowed an aggregate amount of $80,000. $30,000 is represented by a note issued on Sept 23, 2016. This note had a one-year maturity date; was governed by California law; bears interest at 10% per annum; and requires notice from the holder in order to be in default. The holder of this Note has failed to provide a notice of default. Further, enforceability of this Note is uncertain as California law has a 6-year statute of limitations (commences on the maturity date) to initiate a collection action on a note. At December 31, 2023, this Note was not in default and the balance outstanding was $30,000. $50,000 is represented by a note issued on Nov 20, 2016. During the year ended December 31, 2022, total principal and accrued interest in the amount of $50,000 of principal and $27,972 of interest were converted into a $95,088 convertible note dated September 23, 2022. The replacement note was converted into shares of our common stock during the quarter ended December 31, 2022. As of December 31, 2023, the original $50,000 note was no longer issued and outstanding.

Accrued interest at December 31, 2023, on these notes totaled $134,414.

During the year ended December 31, 2024, the above-mentioned promissory notes were forgiven. The principal in the amount of $100,000 and accrued interest in the amount of $2,997 were exchanged by the new convertible note in the amount of $102,997. Accrued interest in the amount of $131,417 was forgiven by the noteholder.

During the year ended December 31, 2022, the Company entered into 5 promissory note agreements in the aggregate amount of $250,000, of which $175,000 with the related parties. The notes have a 1-year term, bear interest of 7% and 9% if paid in cash. During the year ended December 31, 2023, due dates of 4 promissory notes were extended for 7 – 9 months, of which 3 notes with related parties for $175,000. A total of 1,010,402 shares of common stock were issued to related party in connection with the agreement of the holder to extend the maturity date of a $100,000 note. The outstanding principal balance was $250,000 as of December 31, 2023. Accrued interest at December 31, 2023, these notes totaled $19,880.

During the year ended December 31, 2024:

●	On March 21, 2024, two (2) promissory note agreements with the related party in the aggregate amount of $75,000 and accrued interest in the amount of $2,710 were exchanged by a new convertible note.

●	On March 22, 2024, one (1) promissory note in the aggregate amount of $50,000 and accrued interest in the amount of $5,322 were forgiven by the noteholder. The noteholder was issued a new convertible note in exchange.

●	On March 22, 2024, one (1) promissory note agreement with the related party in the aggregate amount of $100,000 and accrued interest in the amount of $10,682 were forgiven by the noteholder. The noteholder was issued a new convertible note in exchange.

●	On March 28, 2024, one (1) promissory note agreement in the aggregate amount of $25,000 was amended with increase in principal to $35,471, increase of intertest rate from 9% to 10% and extended for 1 year. A total of 650 shares of common stock were issued as additional consideration for the note amendment. On October 23, 2024, the Company entered into a transaction that triggered certain most favored nations (MFN) provisions under the note. As such, the principal amount due under the note has increased resulting in a new principal amount of $46,113. Additionally, the Company issued 1,845 shares of common stock in compliance with the MFN terms. During the year ended December 31, 2025, the note was extended to July 31, 2025, on April 1, 2025, to October 31, 2025, on July 31, 2025, and to January 31, 2026, on October 31, 2025, increasing principal to $61,376. A total of 3,598 shares of common stock were issued as additional consideration for the note extensions. The outstanding principal balance was $61,376 as of December 31, 2025. Accrued interest as of December 31, 2025, was $8,040. The loss generated by the note extensions during Q4 2025 was $5,580, during 2025 was $15,263.

●	Between May 16 and August 28, 2024, five (5) short-term promissory notes in the aggregate amount of $564,182 were issued to the related party. The notes beared interest of 8%. On December 31, 2024, these notes were consolidated into a new note with increase in principal to $733,436, increase of interest rate from 8% to 10% and 6-months term. A total of 29,338 shares of common stock were issued to a related party in connection with the consolidation and extension agreement. During the year ended December 31, 2025, the note was extended to July 31, 2025, on April 1, 2025, to October 31, 2025, on July 31, 2025, and to January 31, 2026, on October 31, 2025, increasing principal to $976,204. A total of 56,510 shares of common stock were issued as additional consideration for the note extensions. During the quarter ended December 31, 2025, the noteholder sold the total of $145,000 of the value of his promissory note to two noteholders, of which $70,000 to the related party. The outstanding principal balance was $831,204 as of December 31, 2025. Accrued interest as of December 31, 2025, was $111,709. The loss generated by the note extensions during Q4 2025 was $88,746, during 2025 was $242,767.

During the year ended December 31, 2023, the Company entered into short-term promissory note agreement in the amount of $125,000. The note has a discount of $25,000. A total of 5,667 shares of common stock were issued as additional consideration for the issuance of the note evidencing the loan. On December 29, 2023, the promissory note was bought by another holder not affiliated with the Company, then exchanged by a new note on January 1, 2024, with an increase of principal to $175,000 and interest rate of 10%. During the year ended December 31, 2024, the note was extended to July 12, 2024, increasing principal to $225,000. A total of 4,500 shares of common stock were issued as additional consideration for the note extension. During the year ended December 31, 2024, the note was partially repaid in the amount of $150,000. The remaining principal in the amount of $75,000 and accrued interest in the amount of $32,551 were exchanged into a new promissory note. The new short-term promissory note in the amount of $107,551 beared interest of 10%. The outstanding principal balance was $107,551 as of September 30, 2024. During the year ended December 31, 2024, the note was extended to March 31, 2025, increasing principal to $139,817. A total of 5,593 shares of common stock were issued as additional consideration for the note extensions. During the year ended December 31, 2025, the note was extended to July 31, 2025, on April 1, 2025, to October 31, 2025 on July 31, 2025, and to January 31, 2026, on October 31, 2025, increasing principal to $186,096. A total of 10,797 shares of common stock were issued as additional consideration for the note extensions. The outstanding principal balance was $186,096 as of December 31, 2025. Accrued interest as of December 31, 2025, was $22,134. The loss generated by the note extensions during Q4 2025 was $16,918, during 2025 was $46,279.

During the year ended December 31, 2024, short-term promissory note in the amount of $99,098 was issued to the related party. The note bears interest of 10%. During the year ended December 31, 2025, the note was extended to July 31, 2025, on April 1, 2025, and to October 31, 2025 on July 31, 2025, increasing principal to $119,909. On September 30, 2025, the noteholder sold $75,000 of the value of his promissory note to another related party. On October 31, 2025, the note was extended to January 31, 2026, increasing principal to $49,399. A total of 5,651 shares of common stock were issued as additional consideration for the note extensions. The outstanding principal balance was $49,399 as of December 31, 2025. Accrued interest as of December 31, 2025, was $9,755. The loss generated by the note extensions during Q4 2025 was $4,491, during 2025 was $25,301.

During the year ended December 31, 2025, the Company entered into 4 promissory note agreements in the aggregate amount of $230,000, of which $155,000 with the related parties. The notes bear 10% interest per annum. One (1) note was extended to January 31, 2026, increasing principal to $82,500. A total of 1,816 shares of common stock were issued as additional consideration for the note extension. All notes are due on January 31, 2026. The outstanding principal balance was $237,500 as of December 31, 2025. Accrued interest as of December 31, 2025, was $3,916. The loss generated by the note extensions during Q4 2025 and 2025 was $7,500.

Convertible Notes Payable and Convertible Notes Payable – Related Party

In February 2023, the Company entered into a convertible promissory note agreement in the amount of $25,000 with a related party. The note had a 1-year term, beared interest of 9% and had a conversion price equal to the lesser of (1) the most recent issuance price; or, (2) closing price for the common stock on the maturity date. The outstanding principal balance was $25,000 as of December 31, 2023. Accrued interest as of December 31, 2023, was $1,881. During the year ended December 31, 2024, total principal in the amount of $25,000 and accrued interest in the amount of $2,574 were forgiven by the noteholder. The noteholder was issued new convertible note in exchange for the convertible note of $25,000 and a promissory note of $100,000. The new note in the amount of $138,074 had a 1-year term, beared interest of 7.5%. During the year ended December 31, 2024, conditions of the issued note were amended under the Most Favored Nation (MFN) provision (see below).

During the year ended December 31, 2023, the Company entered into Note Purchase Agreements with seven investors not affiliated with the Company (the “Purchasers”) pursuant to which the Purchasers purchased from the Company convertible notes (the “Convertible Notes”) with an aggregate principal amount of $2,000,000. A total of 3,032 shares of common stock were issued according to the note agreements or as additional consideration for the issuance of the notes. The outstanding principal and accrued interest balances at December 31, 2023, were $2,000,000 and $95,396, respectively.

The Convertible Notes provide for a maturity of 12-months; 7.5% interest per annum; and no right to prepay during the first 6-months after the date of issuance (the “Issuance Date”). The Convertible Notes are convertible into shares of common stock of the Company (the “Conversion Shares”) as follows:

(a) The Convertible Notes automatically convert into Conversion Shares upon the shares of the Company’s common stock being listed on a higher exchange due to the (i) pricing and funding of an S-1 registration statement; or, (ii) the closing of a transaction resulting in the uplist (either, a “Triggering Transaction”). The conversion price for the Conversion Shares in an automatic conversion shall be equal to:

(1) 75% of the price under the Triggering Transaction if within 120-days of the Issuance Date;

(2) 70% of the price under the Triggering Transaction if within 121 to 150-days of the Issuance Date;

(3) 65% of the price under the Triggering Transaction if more than 150-days of the Issuance Date.

(b) The Purchasers have the right to convert into Conversion Shares, in whole or in part, at any time after 180-days following the Issuance Date. The conversion price for the Conversion Shares in a voluntary conversion shall be equal to 65% of the volume weighted average price for the Company’s common stock during the 20-consecutive trading days preceding the conversion.

During the year ended December 31, 2024, notes with six investors not affiliated with the Company were amended with an increase in principal from $1,950,000 to $3,394,584, increase of interest rate from 7.5% to 10% and extended until March 31, 2025. A total of 186,485 shares of common stock were issued according to the note agreements or as additional consideration for the note amendments. During the year ended December 31, 2025, the notes were extended to July 31, 2025, on April 1, 2025, to October 31, 2025 on July 31, 2025, and to January 31, 2026, on October 31, 2025, increasing principal to $4,518,191. A total of 266,052 shares of common stock were issued as additional consideration for the note extensions. As of December 31, 2025, total principal and accrued interest on these six notes totalled $4,518,191 and $619,294, respectively. The loss generated by the note extensions during Q4 2025 was $410,745, during 2025 was $1,123,607.

Conditions of the note with one (1) purchaser were amended several times (once under the MFN provision) resulting in an increase in principal from $50,000 to $118,670, increase of interest rate from 7.5% to 10% and extended until January 31, 2026. Additionally, the Company issued 3,567 shares of common stock in compliance with the MFN terms and 8,275 shares of common stock were issued as additional consideration for the note extensions. Accrued interest as of December 31, 2025, was $15,965. The loss generated by the note extension during Q4 2025 was $10,788, and during 2025 was $29,511.

During the year ended December 31, 2024, the Company entered into ten convertible promissory note agreements in the aggregate amount of $736,511, of which $447,787 with the related parties. The Convertible Notes provided for a maturity of 10 and 12 months; 7.5%, 8% and 10% interest per annum. During the year ended December 31, 2024, conditions of the notes were amended under the Most Favored Nation (MFN) provision resulting in increase in principal to $1,047,321 (of which $631,811 with the related parties), increase of interest rate from 7.5% to 10% for all notes and extended until March 31, 2025. Additionally, the Company issued 1,430 shares of common stock according to the note agreements and 48,098 shares of common stock in compliance with the MFN terms. During the year ended December 31, 2025, the notes were extended to July 31, 2025, on April 1, 2025, to October 31, 2025 on July 31, 2025, and to January 31, 2026, on October 31, 2025, increasing principal to $1,393,983 (of which $840,940 was with the related parties). A total of 81,751 shares of common stock were issued as additional consideration for the note extensions. Accrued interest as of December 31, 2025, was $183,987. The loss generated by the note extensions during Q4 2025 was $126,726, during 2025 was $346,662.

During the year ended December 31, 2025:

●	The company entered into five convertible promissory note agreements in the aggregate amount of $105,000, of which $80,000 with the related parties. The Convertible Notes bear 10% interest per annum. During the year ended December 31, 2025, the notes were extended to July 31, 2025, on April 1, 2025, to October 31, 2025 on July 31, 2025, and to January 31, 2026, on October 31, 2025, increasing principal to $139,755 (of which $106,480 was with the related parties). A total of 7,829 shares of common stock were issued as additional consideration for the note extensions. Accrued interest as of December 31, 2025, was $10,709. The loss generated by the note extensions during Q4 2025 was $12,705, during 2025 was $34,755.

●	The company entered into seven convertible promissory note agreements in the aggregate amount of $245,000, of which $50,000 with the related party. The Convertible Notes bear 10% interest per annum. On July 31, 2025, the notes were extended to October 31, 2025, and on October 31, 2025 to January 31, 2026, increasing principal to $296,450 (of which $60,500 with the related party). A total of 12,812 shares of common stock were issued as additional consideration for the note extensions. Accrued interest as of December 31, 2025, was $17,972. The loss generated by the note extensions during Q4 2025 was $26,950, during 2025 was $51,450.

●	The company entered into seven short-term convertible promissory note agreements in the aggregate amount of $424,921, of which $299,921 with the related parties. The Convertible Notes bear 10% interest per annum. Conditions of five notes were amended under the Most Favored Nation (MFN) provision resulting in increase in principal. Additionally, the Company issued 8,412 shares of common stock in compliance with the MFN terms. On October 31, 2025 the notes were extended to January 31, 2026. Note amendment under the MFN provision and note extensions resulted in increase in principal to $480,143 (of which $331,643 was with the related parties). A total of 4,961 shares of common stock were issued as additional consideration for the note extensions. Accrued interest as of December 31, 2025, was $12,944. The loss generated by the note extensions during Q4 2025 was $43,649, during 2025 was $55,221.

Scheduled maturities of debt remaining as of December 31, 2025, for each respective fiscal year end are as follows:

2026	8,312,768
Total	$8,312,768